Schedule of Concentration Risk of Gross Accounts Receivable From Owned Fleet (Detail) - Accounts Receivable - Customer Concentration Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	28.90%	30.30%
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	11.90%	10.30%
Customer C
Concentration Risk [Line Items]
Percentage of lease rental income	11.40%	12.90%
Customer D
Concentration Risk [Line Items]
Percentage of lease rental income	11.30%	3.00%